Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Net sales	$ 1,005.7	$ 1,134.1	$ 1,903.0	$ 2,188.9	$ 4,431.2	$ 4,285.6	$ 3,879.4
Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Net sales	742.6	862.3	1,382.5	1,674.6	3,348.4	3,205.9
Transferred over Time
Disaggregation of Revenue [Line Items]
Net sales	263.1	271.8	520.5	514.3	1,082.8	1,079.7
Critical infrastructure & solutions
Disaggregation of Revenue [Line Items]
Net sales	552.2	636.4	1,013.7	1,245.4	$ 2,632.6	$ 2,451.8	$ 2,136.5
Critical infrastructure & solutions | Restatement Adjustment
Disaggregation of Revenue [Line Items]
Net sales		(36.2)		(65.8)
Services & spares
Disaggregation of Revenue [Line Items]
Net sales	315.7	336.7	621.9	642.9
Services & spares | Restatement Adjustment
Disaggregation of Revenue [Line Items]
Net sales		10.8		10.7
Integrated rack solutions
Disaggregation of Revenue [Line Items]
Net sales	137.8	161.0	267.4	300.6
Integrated rack solutions | Restatement Adjustment
Disaggregation of Revenue [Line Items]
Net sales		25.4		55.1
Americas
Disaggregation of Revenue [Line Items]
Net sales	484.7	575.1	951.4	1,129.7
Americas | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Net sales	332.4	417.3	645.6	833.4
Americas | Transferred over Time
Disaggregation of Revenue [Line Items]
Net sales	152.3	157.8	305.8	296.3
Americas | Critical infrastructure & solutions
Disaggregation of Revenue [Line Items]
Net sales	250.6	317.4	490.4	650.8
Americas | Services & spares
Disaggregation of Revenue [Line Items]
Net sales	161.1	170.9	322.7	324.9
Americas | Integrated rack solutions
Disaggregation of Revenue [Line Items]
Net sales	73.0	86.8	138.3	154.0
Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	322.8	323.3	546.7	582.3
Asia Pacific | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Net sales	256.8	254.7	417.7	451.4
Asia Pacific | Transferred over Time
Disaggregation of Revenue [Line Items]
Net sales	66.0	68.6	129.0	130.9
Asia Pacific | Critical infrastructure & solutions
Disaggregation of Revenue [Line Items]
Net sales	202.2	194.7	318.5	336.1
Asia Pacific | Services & spares
Disaggregation of Revenue [Line Items]
Net sales	88.1	91.5	167.3	174.5
Asia Pacific | Integrated rack solutions
Disaggregation of Revenue [Line Items]
Net sales	32.5	37.1	60.9	71.7
Europe, Middle East, & Africa
Disaggregation of Revenue [Line Items]
Net sales	198.2	235.7	404.9	476.9
Europe, Middle East, & Africa | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Net sales	153.4	190.3	319.2	389.8
Europe, Middle East, & Africa | Transferred over Time
Disaggregation of Revenue [Line Items]
Net sales	44.8	45.4	85.7	87.1
Europe, Middle East, & Africa | Critical infrastructure & solutions
Disaggregation of Revenue [Line Items]
Net sales	99.4	124.3	204.8	258.5
Europe, Middle East, & Africa | Services & spares
Disaggregation of Revenue [Line Items]
Net sales	66.5	74.3	131.9	143.5
Europe, Middle East, & Africa | Integrated rack solutions
Disaggregation of Revenue [Line Items]
Net sales	$ 32.3	$ 37.1	$ 68.2	$ 74.9